Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Disclosure Of Reconciliation Of Elements Of Business Combination To Consolidated Cash Flows
The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of stockholders’ equity for the year ended December 31, 2021 (in thousands):

Recapitalization
Cash: Forest Road trust and cash, net of redemptions	$216,444
Cash: PIPE financing	225,000
Less: Non-cash net assets assumed from Forest Road	269
Less: Fair value of Public and Private Placement Warrants	(60,900)
Less: Transaction costs and advisory fees for Beachbody allocated to equity	(19,923)
Less: Transaction costs and advisory fees for Forest Road	(27,059)

Net Business Combination	333,831
Less: Non-cash net assets assumed from Forest Road	(269)
Less: Transaction costs and advisory fees for Beachbody allocated to warrants	(5,337)
Add: Non-cash fair value of Public and Private Placement Warrants	60,900

Net cash contributions from Business Combination	$389,125

Disclosure Details Of Shares Issued After Business Combination
The number of shares of Common Stock issued immediately following the consummation of the Business Combination:

Common stock of Forest Road, net of redemptions	432,330
Forest Road shares held by the Sponsor (1)	150,000
PIPE shares	450,000

Business Combination and PIPE Shares—Class A Common Stock	1,032,330
Myx equity units - Class A Common Stock	270,930
Old Beachbody equity units—Class A Common Stock (2)	2,035,253
Old Beachbody equity units—Class X Common Stock (3)	2,825,006

Total shares of Common Stock immediately after Business Combination	6,163,519

(1)	Includes 75,000 Forest Road Earn-out Shares.
(2)
The number of Old Beachbody equity units—Class A Common Stock was determined from 20,220,589 common units and 10,068,841 preferred units of Old Beachbody outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio.

(3)
The number of Old Beachbody equity units—Class X Common Stock was determined from 42,042,850 common units of Old Beachbody outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio.